Accounts Receivable, net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Accounts Receivable, net

6.              Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	16,294	40,212
Less: Allowance for doubtful accounts	—	(110)
Accounts receivable, net	16,294	40,102